Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 4,272,634	$ 4,169,730
Less: accumulated depreciation		(3,467,994)	(3,330,713)
Property, plant and equipment, net		804,640	839,017
Construction in progress		16,184	14,942
Total property, plant and equipment, net		820,824	853,959
Machinery equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		2,655,492	2,606,707
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	567,198	523,654
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		454,122	447,411
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		416,629	414,389
Motor vehicle [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		155,497	154,598
Furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 23,696	$ 22,971

[1]	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of agricultural land located in Serbia.